Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Difference Between Statutory EIT Rate and Effective Tax Rate

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year Ended December 31,
	2016		2017		2018
	US$’000				US$’000
Loss before income tax expenses	(33,363)		(36,536)		(65,457)
Income tax at statutory rates in the PRC	(8,341)	25%	(9,134)	25%	(16,364)	25%
Non-deductible expenses	2,336	(7%)	1,763	(5%)	4,173	(6%)
Different tax rates in other jurisdictions	471	(1%)	2,661	(7%)	6,278	(9%)
Change in valuation allowance	5,537	(17%)	4,823	(13%)	6,985	(10%)
Income tax expense/Effective tax rate	3	(0%)	113	(0%)	1,072	0%

Summary of Significant Components of Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2017	2018
	US$’000	US$’000
Deferred tax assets:
Accruals for payroll and other costs	446	2,514
Allowance for loan losses	25	139
Net operating loss carry forwards	17,585	22,470
Deferred revenue and other temporary difference	343	261
Subtotal	18,399	25,384
Less: valuation allowance	(18,399)	(25,384)
Total deferred tax assets, net	—	—
Deferred tax liabilities:
Fair value changes of investments held for trading	—	—
Total deferred tax liabilities	—	—
Net deferred tax assets	—	—

Summary of Movement of Valuation Allowance

Movement of valuation allowance

	For the Year Ended December 31,
	2016	2017	2018
	US$’000	US$’000	US$’000
Balance at beginning of the year	8,030	13,567	18,399
Current year addition	5,537	4,832	6,985
Current year reversal	—	—	—
Balance at end of the year	13,567	18,399	25,384